TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 1,669	$ 1,808	$ 1,609
Post-employment benefits	137	136	129
Other long-term benefits	35	34	30
Share-based compensation	1,146	561	460
Benefits to key executive personnel	$ 2,987	$ 2,539	$ 2,228